Derivatives and Hedging	6 Months Ended
Jun. 30, 2026
Derivatives and Hedging [Abstarct]
DERIVATIVES AND HEDGING

NOTE 7 - DERIVATIVES AND HEDGING:

Derivatives

Generally accepted accounting principles require all derivatives, whether designated in a hedging relationship or not, to be recorded on the balance sheet at fair value. These derivative instruments are measured at fair value within Level 2 of the fair value hierarchy. The Company’s earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates. The Company’s foreign currency risk management strategy is principally designed to mitigate the future potential financial impact of changes in the U.S. Dollar value of anticipated transactions and balances denominated in ILS resulting from changes in USD/ILS exchange rates. The Company entered into derivative transactions, specifically foreign currency forward contracts, to manage its exposure to foreign currency exchange risk to reduce earnings volatility. The Company does not enter into derivative transactions for trading or speculative purposes.

Non-Designated Hedges

The Company hedges its foreign currency monetary assets primarily resulting from foreign currency denominated short-term deposits with foreign exchange forward contracts to reduce the risk that the Company’s earnings and cash flows will be adversely affected by changes in foreign currency exchange rates. These contracts have maturities of up to approximately 12 months. Generally, The Company does not designate these foreign currency forward contracts as hedges for accounting purposes and changes in the fair value of these instruments are recognized immediately in earnings. Any gains or losses on the underlying foreign-denominated balance are offset by the losses or gains on the forward contract. Derivative instruments are recorded as other current assets or other current liabilities.

As of June 30, 2026, the derivative instruments are recorded as other current liabilities ($16 thousand) . Gains and losses on forward contracts and foreign denominated deposits are included in financial income (expenses), net. The cash flows associated with these derivatives are classified in the consolidated statements of cash flows consistently with the classification of the underlying hedged transaction, within cash flows from investing activities.

As of June 30, 2026 and December 31, 2025, the Company had outstanding forward contracts not designated as hedging instruments with notional and fair value amounts equivalent to the following:

Currency Hedged	June 30, 2026	December 31, 2025
	U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	567	311
Fair value of derivatives assets	-	2
Fair value of derivatives liabilities	16	-

The following table shows the effect of our non-designated hedges on the Consolidated Statements of Operations for the three and six months ended June 30, 2026:

	Location	Six months ended June 30,		Three months ended June 30,
	of Gain	2026	2025	2026	2025
		U.S. dollars in thousands
Net realized and unrealized gain (loss), excluding the underlying foreign currency exposure being hedged	Financial income (expenses), net	(3)	(619)	2	(823)

For the six months ended June 30, 2026 and 2025, foreign currency profit, net was $0 and $731 thousand, respectively. For the three months ended June 30, 2026 and 2025, foreign currency profit, net was $0 and $915 thousand, respectively.

Designated Hedges

The Company has a foreign currency cash flow hedging program, designed to hedge the Company’s foreign exchange rate risk, resulting from ILS payroll expenses. The Company hedges portions of its forecasted payroll payments denominated in ILS for a period of up to 12 months, using forward contracts that are designated as cash flow hedges, as defined by ASC 815. Derivative instruments are recorded as other current assets or other current liabilities, according to the timing of the cash flows. As of June 30, 2026, the derivative instruments are recorded as other current assets ($436 thousand) and other current liabilities ($19 thousand). As of December 31, 2025, the derivative instruments are recorded as other current assets ($429 thousand). For these derivative instruments, designated as a cash flow hedge, gains and losses are reported as a component of other comprehensive income or loss and reclassified into earnings in the same line item associated with the hedged transaction and in the same period or periods during which the hedged transaction affects the statement of operations. As of June 30, 2026, the Company expects to reclassify all of its unrealized gains and losses from accumulated other comprehensive income or loss to earnings during the next twelve months. The cash flows associated with these derivatives are classified in the consolidated statements of cash flows consistently with the classification of the underlying hedged transaction, within cash flows from operating activities.

The notional and fair value amount and fair value of outstanding derivatives at the end of each period were:

	June 30, 2026	December 31, 2025
	U.S. dollars in thousands
Notional amount of foreign currency contracts	9,951	10,921
Fair value of foreign currency contracts	417	429

The change in accumulated other comprehensive income or loss relating to gains or losses on derivatives used for hedging was as follows:

	Six months ended June 30,		Three months ended June 30,
	2026	2025	2026	2025
	U.S. dollars in thousands
Other comprehensive income before reclassifications	1,196	1,348	1,078	1,703
Amounts reclassified out of accumulated other comprehensive income (*)	(1,208)	(614)	(726)	(427)
Other comprehensive income (loss), net	(12)	734	352	1,276

(*)	Amounts of gains or losses reclassified from other comprehensive income or loss into profit or loss are recorded in cost of revenue and operating expenses.

In the six months ended June 30, 2026, $31 thousand, $735 thousand, $261 thousand and $181 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively. In the six months ended June 30, 2025, $16 thousand, $391 thousand, $122 thousand and $85 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively. In the three months ended June 30, 2026, $17 thousand, $455 thousand, $160 thousand and $94 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively. In the three months ended June 30, 2025, $11 thousand, $272 thousand, $85 thousand and $59 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively.